Organization and Nature of Operations (Notes)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
ORGANIZATION AND NATURE OF OPERATIONS

We are a Delaware limited liability company formed by Cheniere Energy Partners, L.P. ("Cheniere Partners") in June 2010 to own, develop and operate natural gas liquefaction facilities in Cameron Parish, Louisiana (the "Liquefaction Project") at the Sabine Pass liquefied natural gas ("LNG") terminal (the "Sabine Pass LNG terminal") adjacent to the existing regasification facilities owned and operated by Sabine Pass LNG, L.P. ("Sabine Pass LNG"). We are a Houston-based company with one member, Sabine Pass LNG-LP, LLC, an indirect wholly owned subsidiary of Cheniere Partners. We and Sabine Pass LNG are each indirect wholly owned subsidiaries of Cheniere Energy Investments, LLC ("Cheniere Investments"), which is a wholly owned subsidiary of Cheniere Partners. Cheniere Partners is a publicly traded limited partnership (NYSE MKT: CQP) formed in November 2006 and is an indirect 49.2% owned subsidiary of Cheniere Energy, Inc. ("Cheniere"), a Houston-based energy company primarily engaged in LNG-related businesses. As used in these notes to financial statements, the terms "Sabine Pass Liquefaction," "we," "us," "Company" and "our" refer to Sabine Pass Liquefaction.

Our Liquefaction Project is being developed at the Sabine Pass LNG terminal adjacent to the existing regasification facilities. The Sabine Pass LNG terminal is located on the Sabine Pass deep water shipping channel less than four miles from the Gulf Coast and includes existing infrastructure of five LNG storage tanks with capacity of approximately 16.9 Bcfe, two docks that can accommodate vessels with capacity of up to 265,000 cubic meters and vaporizers with regasification capacity of approximately 4.0 Bcf/d. We plan to construct up to six Trains, which are in various stages of development.

We are a development stage company formed on June 24, 2010 with no revenues from operations to date. Operations to date have been devoted to pre-construction and construction activities of the Liquefaction Project. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Our ultimate profitability will depend on, among other factors, obtaining financing, and completion of construction and commencement of commercial operations of the Liquefaction Project. As of December 31, 2013, we had a cumulative net loss of $326.0 million. In addition, Cheniere Partners has committed to provide financing necessary to financially support us. No owner of Sabine Pass Liquefaction is liable for Sabine Pass Liquefaction's debts, liabilities or obligations beyond such owner's capital contribution.